Shareholder Report		12 Months Ended
	Feb. 01, 2024	Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS PORTFOLIO TRUST
Entity Central Index Key		0000088063
Entity Investment Company Type		N-1A
Document Period End Date		Jan. 31, 2025
C000016770
Shareholder Report [Line Items]
Fund Name		DWS Total Return Bond Fund
Class Name		Class A
Trading Symbol		SZIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.76%

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 2.60% (unadjusted for sales charges) for the period ended January 31, 2025. The Bloomberg U.S. Aggregate Bond Index returned 2.07% for the same period.

The Fund’s modest positive absolute return for the 12 months in part reflects the strong performance of credit-sensitive sectors, which helped offset the negative impact of rising Treasury yields on bond prices.

The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was supported by both security selection and asset allocation. Overweight exposure to sectors that trade at a yield spread relative to Treasuries was motivated by a stable economic backdrop featuring solid growth and low unemployment along with attractive yields. Positive contributions were highlighted by positioning in investment grade corporate bonds, most notably overweights to banking issues within financials, issues rated BBB (the lowest investment grade category) within industrials, and utilities. Overweight exposure to other credit-oriented sectors including high yield corporate bonds, collateralized loan obligations, asset-backed securities and commercial mortgage-backed securities proved additive to performance as well. In addition, the Fund’s positioning with respect to interest rates contributed positively. In this vein, an overweight to the 2-year portion of the yield curve was beneficial as the curve steepened over the period, leading that maturity segment to outperform. An underweight to the 30-year portion of the curve also aided performance as rising Treasury yields weighed most heavily on returns for longer maturity issues.

While there was little in the way of material detractors, the rolldown effect as bonds approach maturity and their prices gravitate toward par value was a modest constraint on return due to the downward slope of the yield curve for much of the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index
'15	$9,725	$10,000
'15	$9,740	$9,906
'15	$9,755	$9,952
'15	$9,787	$9,916
'15	$9,739	$9,892
'15	$9,583	$9,785
'15	$9,661	$9,853
'15	$9,595	$9,838
'15	$9,601	$9,905
'15	$9,625	$9,907
'15	$9,603	$9,880
'15	$9,521	$9,848
'16	$9,612	$9,984
'16	$9,657	$10,055
'16	$9,739	$10,147
'16	$9,794	$10,186
'16	$9,784	$10,189
'16	$9,959	$10,372
'16	$10,078	$10,437
'16	$10,088	$10,425
'16	$10,070	$10,419
'16	$10,006	$10,340
'16	$9,775	$10,095
'16	$9,852	$10,109
'17	$9,938	$10,129
'17	$10,034	$10,197
'17	$10,037	$10,192
'17	$10,146	$10,270
'17	$10,226	$10,349
'17	$10,224	$10,339
'17	$10,279	$10,384
'17	$10,354	$10,477
'17	$10,343	$10,427
'17	$10,389	$10,433
'17	$10,359	$10,419
'17	$10,405	$10,467
'18	$10,375	$10,347
'18	$10,239	$10,249
'18	$10,239	$10,314
'18	$10,171	$10,238
'18	$10,151	$10,311
'18	$10,123	$10,298
'18	$10,162	$10,300
'18	$10,222	$10,367
'18	$10,173	$10,300
'18	$10,046	$10,219
'18	$10,037	$10,280
'18	$10,098	$10,468
'19	$10,348	$10,580
'19	$10,389	$10,573
'19	$10,601	$10,777
'19	$10,655	$10,779
'19	$10,820	$10,971
'19	$10,996	$11,108
'19	$11,040	$11,133
'19	$11,279	$11,421
'19	$11,193	$11,360
'19	$11,189	$11,395
'19	$11,191	$11,389
'19	$11,181	$11,381
'20	$11,399	$11,600
'20	$11,493	$11,809
'20	$11,061	$11,739
'20	$11,392	$11,948
'20	$11,567	$12,004
'20	$11,702	$12,079
'20	$11,962	$12,260
'20	$11,919	$12,161
'20	$11,876	$12,154
'20	$11,844	$12,100
'20	$12,053	$12,218
'20	$12,136	$12,235
'21	$12,041	$12,148
'21	$11,883	$11,972
'21	$11,799	$11,823
'21	$11,927	$11,916
'21	$11,959	$11,955
'21	$12,099	$12,039
'21	$12,217	$12,174
'21	$12,207	$12,150
'21	$12,102	$12,045
'21	$12,081	$12,042
'21	$12,040	$12,078
'21	$12,095	$12,047
'22	$11,752	$11,787
'22	$11,570	$11,656
'22	$11,247	$11,332
'22	$10,816	$10,902
'22	$10,818	$10,972
'22	$10,569	$10,800
'22	$10,843	$11,064
'22	$10,561	$10,751
'22	$10,083	$10,287
'22	$9,934	$10,153
'22	$10,301	$10,527
'22	$10,239	$10,479
'23	$10,641	$10,802
'23	$10,359	$10,522
'23	$10,534	$10,790
'23	$10,588	$10,855
'23	$10,463	$10,737
'23	$10,451	$10,699
'23	$10,473	$10,691
'23	$10,394	$10,623
'23	$10,124	$10,353
'23	$9,932	$10,190
'23	$10,435	$10,651
'23	$10,861	$11,059
'24	$10,864	$11,028
'24	$10,717	$10,873
'24	$10,859	$10,973
'24	$10,571	$10,696
'24	$10,749	$10,877
'24	$10,846	$10,980
'24	$11,061	$11,237
'24	$11,218	$11,398
'24	$11,399	$11,551
'24	$11,131	$11,264
'24	$11,244	$11,383
'24	$11,082	$11,197
'25	$11,147	$11,256

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	2.60%	-0.45%	1.37%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	-0.22%	-1.00%	1.09%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Feb. 01, 2024
AssetsNet		$ 248,414,741
Holdings Count | Holding		318
Advisory Fees Paid, Amount		$ 715,655
InvestmentCompanyPortfolioTurnover		301.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	248,414,741
Number of Portfolio Holdings	318
Portfolio Turnover Rate (%)	301
Total Net Advisory Fees Paid ($)	715,655
Effective Duration	6.4 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	39%
Government & Agency Obligations	21%
Asset-Backed	13%
Collateralized Mortgage Obligations	13%
Mortgage-Backed Securities Pass-Throughs	13%
Commercial Mortgage-Backed Securities	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	(6%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	48%
AA	8%
A	14%
BBB	29%
BB	4%
B	0%
Not Rated	3%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since February 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since February 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016773
Shareholder Report [Line Items]
Fund Name		DWS Total Return Bond Fund
Class Name		Class C
Trading Symbol		SZICX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.51%

Gross expense ratio as of the latest prospectus: 1.83%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 152
Expense Ratio, Percent		1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 1.73% (unadjusted for sales charges) for the period ended January 31, 2025. The Bloomberg U.S. Aggregate Bond Index returned 2.07% for the same period.

The Fund’s modest positive absolute return for the 12 months in part reflects the strong performance of credit-sensitive sectors, which helped offset the negative impact of rising Treasury yields on bond prices.

The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was supported by both security selection and asset allocation. Overweight exposure to sectors that trade at a yield spread relative to Treasuries was motivated by a stable economic backdrop featuring solid growth and low unemployment along with attractive yields. Positive contributions were highlighted by positioning in investment grade corporate bonds, most notably overweights to banking issues within financials, issues rated BBB (the lowest investment grade category) within industrials, and utilities. Overweight exposure to other credit-oriented sectors including high yield corporate bonds, collateralized loan obligations, asset-backed securities and commercial mortgage-backed securities proved additive to performance as well. In addition, the Fund’s positioning with respect to interest rates contributed positively. In this vein, an overweight to the 2-year portion of the yield curve was beneficial as the curve steepened over the period, leading that maturity segment to outperform. An underweight to the 30-year portion of the curve also aided performance as rising Treasury yields weighed most heavily on returns for longer maturity issues.

While there was little in the way of material detractors, the rolldown effect as bonds approach maturity and their prices gravitate toward par value was a modest constraint on return due to the downward slope of the yield curve for much of the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index
'15	$10,000	$10,000
'15	$10,010	$9,906
'15	$10,018	$9,952
'15	$10,046	$9,916
'15	$9,999	$9,892
'15	$9,833	$9,785
'15	$9,907	$9,853
'15	$9,833	$9,838
'15	$9,823	$9,905
'15	$9,851	$9,907
'15	$9,814	$9,880
'15	$9,732	$9,848
'16	$9,810	$9,984
'16	$9,850	$10,055
'16	$9,927	$10,147
'16	$9,986	$10,186
'16	$9,970	$10,189
'16	$10,141	$10,372
'16	$10,257	$10,437
'16	$10,260	$10,425
'16	$10,226	$10,419
'16	$10,164	$10,340
'16	$9,923	$10,095
'16	$9,985	$10,109
'17	$10,076	$10,129
'17	$10,158	$10,197
'17	$10,164	$10,192
'17	$10,268	$10,270
'17	$10,343	$10,349
'17	$10,334	$10,339
'17	$10,383	$10,384
'17	$10,452	$10,477
'17	$10,424	$10,427
'17	$10,474	$10,433
'17	$10,437	$10,419
'17	$10,478	$10,467
'18	$10,431	$10,347
'18	$10,288	$10,249
'18	$10,291	$10,314
'18	$10,207	$10,238
'18	$10,190	$10,311
'18	$10,156	$10,298
'18	$10,189	$10,300
'18	$10,232	$10,367
'18	$10,187	$10,300
'18	$10,043	$10,219
'18	$10,028	$10,280
'18	$10,092	$10,468
'19	$10,326	$10,580
'19	$10,361	$10,573
'19	$10,566	$10,777
'19	$10,613	$10,779
'19	$10,781	$10,971
'19	$10,949	$11,108
'19	$10,976	$11,133
'19	$11,216	$11,421
'19	$11,124	$11,360
'19	$11,113	$11,395
'19	$11,107	$11,389
'19	$11,091	$11,381
'20	$11,300	$11,600
'20	$11,386	$11,809
'20	$10,952	$11,739
'20	$11,272	$11,948
'20	$11,438	$12,004
'20	$11,564	$12,079
'20	$11,813	$12,260
'20	$11,763	$12,161
'20	$11,714	$12,154
'20	$11,675	$12,100
'20	$11,873	$12,218
'20	$11,948	$12,235
'21	$11,846	$12,148
'21	$11,684	$11,972
'21	$11,595	$11,823
'21	$11,713	$11,916
'21	$11,748	$11,955
'21	$11,866	$12,039
'21	$11,975	$12,174
'21	$11,968	$12,150
'21	$11,847	$12,045
'21	$11,820	$12,042
'21	$11,772	$12,078
'21	$11,828	$12,047
'22	$11,486	$11,787
'22	$11,292	$11,656
'22	$10,970	$11,332
'22	$10,544	$10,902
'22	$10,538	$10,972
'22	$10,290	$10,800
'22	$10,550	$11,064
'22	$10,270	$10,751
'22	$9,799	$10,287
'22	$9,648	$10,153
'22	$9,998	$10,527
'22	$9,932	$10,479
'23	$10,315	$10,802
'23	$10,036	$10,522
'23	$10,198	$10,790
'23	$10,244	$10,855
'23	$10,117	$10,737
'23	$10,099	$10,699
'23	$10,114	$10,691
'23	$10,032	$10,623
'23	$9,765	$10,353
'23	$9,574	$10,190
'23	$10,052	$10,651
'23	$10,456	$11,059
'24	$10,463	$11,028
'24	$10,305	$10,873
'24	$10,434	$10,973
'24	$10,163	$10,696
'24	$10,316	$10,877
'24	$10,402	$10,980
'24	$10,602	$11,237
'24	$10,756	$11,398
'24	$10,912	$11,551
'24	$10,649	$11,264
'24	$10,762	$11,383
'24	$10,589	$11,197
'25	$10,644	$11,256

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	1.73%	-1.19%	0.63%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.75%	-1.19%	0.63%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Feb. 01, 2024
AssetsNet		$ 248,414,741
Holdings Count | Holding		318
Advisory Fees Paid, Amount		$ 715,655
InvestmentCompanyPortfolioTurnover		301.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	248,414,741
Number of Portfolio Holdings	318
Portfolio Turnover Rate (%)	301
Total Net Advisory Fees Paid ($)	715,655
Effective Duration	6.4 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	39%
Government & Agency Obligations	21%
Asset-Backed	13%
Collateralized Mortgage Obligations	13%
Mortgage-Backed Securities Pass-Throughs	13%
Commercial Mortgage-Backed Securities	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	(6%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	48%
AA	8%
A	14%
BBB	29%
BB	4%
B	0%
Not Rated	3%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since February 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since February 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016774
Shareholder Report [Line Items]
Fund Name		DWS Total Return Bond Fund
Class Name		Class S
Trading Symbol		SCSBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$52	0.51%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 2.86% for the period ended January 31, 2025. The Bloomberg U.S. Aggregate Bond Index returned 2.07% for the same period.

The Fund’s modest positive absolute return for the 12 months in part reflects the strong performance of credit-sensitive sectors, which helped offset the negative impact of rising Treasury yields on bond prices.

The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was supported by both security selection and asset allocation. Overweight exposure to sectors that trade at a yield spread relative to Treasuries was motivated by a stable economic backdrop featuring solid growth and low unemployment along with attractive yields. Positive contributions were highlighted by positioning in investment grade corporate bonds, most notably overweights to banking issues within financials, issues rated BBB (the lowest investment grade category) within industrials, and utilities. Overweight exposure to other credit-oriented sectors including high yield corporate bonds, collateralized loan obligations, asset-backed securities and commercial mortgage-backed securities proved additive to performance as well. In addition, the Fund’s positioning with respect to interest rates contributed positively. In this vein, an overweight to the 2-year portion of the yield curve was beneficial as the curve steepened over the period, leading that maturity segment to outperform. An underweight to the 30-year portion of the curve also aided performance as rising Treasury yields weighed most heavily on returns for longer maturity issues.

While there was little in the way of material detractors, the rolldown effect as bonds approach maturity and their prices gravitate toward par value was a modest constraint on return due to the downward slope of the yield curve for much of the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index
'15	$10,000	$10,000
'15	$10,008	$9,906
'15	$10,034	$9,952
'15	$10,070	$9,916
'15	$10,023	$9,892
'15	$9,865	$9,785
'15	$9,947	$9,853
'15	$9,881	$9,838
'15	$9,889	$9,905
'15	$9,915	$9,907
'15	$9,895	$9,880
'15	$9,812	$9,848
'16	$9,908	$9,984
'16	$9,957	$10,055
'16	$10,043	$10,147
'16	$10,102	$10,186
'16	$10,094	$10,189
'16	$10,276	$10,372
'16	$10,402	$10,437
'16	$10,414	$10,425
'16	$10,397	$10,419
'16	$10,334	$10,340
'16	$10,097	$10,095
'16	$10,179	$10,109
'17	$10,270	$10,129
'17	$10,371	$10,197
'17	$10,377	$10,192
'17	$10,491	$10,270
'17	$10,577	$10,349
'17	$10,577	$10,339
'17	$10,636	$10,384
'17	$10,715	$10,477
'17	$10,696	$10,427
'17	$10,756	$10,433
'17	$10,737	$10,419
'17	$10,778	$10,467
'18	$10,749	$10,347
'18	$10,610	$10,249
'18	$10,612	$10,314
'18	$10,544	$10,238
'18	$10,525	$10,311
'18	$10,498	$10,298
'18	$10,542	$10,300
'18	$10,605	$10,367
'18	$10,557	$10,300
'18	$10,427	$10,219
'18	$10,420	$10,280
'18	$10,485	$10,468
'19	$10,748	$10,580
'19	$10,793	$10,573
'19	$11,015	$10,777
'19	$11,074	$10,779
'19	$11,248	$10,971
'19	$11,433	$11,108
'19	$11,481	$11,133
'19	$11,731	$11,421
'19	$11,645	$11,360
'19	$11,643	$11,395
'19	$11,647	$11,389
'19	$11,640	$11,381
'20	$11,869	$11,600
'20	$11,969	$11,809
'20	$11,522	$11,739
'20	$11,869	$11,948
'20	$12,054	$12,004
'20	$12,197	$12,079
'20	$12,470	$12,260
'20	$12,429	$12,161
'20	$12,387	$12,154
'20	$12,356	$12,100
'20	$12,576	$12,218
'20	$12,666	$12,235
'21	$12,569	$12,148
'21	$12,406	$11,972
'21	$12,321	$11,823
'21	$12,457	$11,916
'21	$12,505	$11,955
'21	$12,642	$12,039
'21	$12,768	$12,174
'21	$12,761	$12,150
'21	$12,653	$12,045
'21	$12,635	$12,042
'21	$12,594	$12,078
'21	$12,654	$12,047
'22	$12,298	$11,787
'22	$12,110	$11,656
'22	$11,775	$11,332
'22	$11,326	$10,902
'22	$11,330	$10,972
'22	$11,072	$10,800
'22	$11,361	$11,064
'22	$11,068	$10,751
'22	$10,570	$10,287
'22	$10,415	$10,153
'22	$10,802	$10,527
'22	$10,740	$10,479
'23	$11,164	$10,802
'23	$10,870	$10,522
'23	$11,056	$10,790
'23	$11,115	$10,855
'23	$10,986	$10,737
'23	$10,975	$10,699
'23	$11,000	$10,691
'23	$10,920	$10,623
'23	$10,638	$10,353
'23	$10,439	$10,190
'23	$10,970	$10,651
'23	$11,421	$11,059
'24	$11,426	$11,028
'24	$11,274	$10,873
'24	$11,425	$10,973
'24	$11,125	$10,696
'24	$11,315	$10,877
'24	$11,419	$10,980
'24	$11,648	$11,237
'24	$11,815	$11,398
'24	$12,009	$11,551
'24	$11,729	$11,264
'24	$11,850	$11,383
'24	$11,682	$11,197
'25	$11,753	$11,256

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	2.86%	-0.20%	1.63%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Feb. 01, 2024
AssetsNet		$ 248,414,741
Holdings Count | Holding		318
Advisory Fees Paid, Amount		$ 715,655
InvestmentCompanyPortfolioTurnover		301.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	248,414,741
Number of Portfolio Holdings	318
Portfolio Turnover Rate (%)	301
Total Net Advisory Fees Paid ($)	715,655
Effective Duration	6.4 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	39%
Government & Agency Obligations	21%
Asset-Backed	13%
Collateralized Mortgage Obligations	13%
Mortgage-Backed Securities Pass-Throughs	13%
Commercial Mortgage-Backed Securities	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	(6%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	48%
AA	8%
A	14%
BBB	29%
BB	4%
B	0%
Not Rated	3%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since February 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since February 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016775
Shareholder Report [Line Items]
Fund Name		DWS Total Return Bond Fund
Class Name		Institutional Class
Trading Symbol		SZIIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.51%

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 2.86% for the period ended January 31, 2025. The Bloomberg U.S. Aggregate Bond Index returned 2.07% for the same period.

The Fund’s modest positive absolute return for the 12 months in part reflects the strong performance of credit-sensitive sectors, which helped offset the negative impact of rising Treasury yields on bond prices.

The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was supported by both security selection and asset allocation. Overweight exposure to sectors that trade at a yield spread relative to Treasuries was motivated by a stable economic backdrop featuring solid growth and low unemployment along with attractive yields. Positive contributions were highlighted by positioning in investment grade corporate bonds, most notably overweights to banking issues within financials, issues rated BBB (the lowest investment grade category) within industrials, and utilities. Overweight exposure to other credit-oriented sectors including high yield corporate bonds, collateralized loan obligations, asset-backed securities and commercial mortgage-backed securities proved additive to performance as well. In addition, the Fund’s positioning with respect to interest rates contributed positively. In this vein, an overweight to the 2-year portion of the yield curve was beneficial as the curve steepened over the period, leading that maturity segment to outperform. An underweight to the 30-year portion of the curve also aided performance as rising Treasury yields weighed most heavily on returns for longer maturity issues.

While there was little in the way of material detractors, the rolldown effect as bonds approach maturity and their prices gravitate toward par value was a modest constraint on return due to the downward slope of the yield curve for much of the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
'15	$1,000,000	$1,000,000
'15	$1,001,728	$990,598
'15	$1,003,436	$995,198
'15	$1,006,998	$991,627
'15	$1,003,188	$989,239
'15	$987,291	$978,453
'15	$995,553	$985,254
'15	$988,898	$983,839
'15	$989,706	$990,494
'15	$992,382	$990,658
'15	$989,421	$988,041
'15	$982,011	$984,848
'16	$990,683	$998,401
'16	$995,566	$1,005,484
'16	$1,004,269	$1,014,709
'16	$1,011,088	$1,018,604
'16	$1,010,292	$1,018,865
'16	$1,027,643	$1,037,172
'16	$1,040,240	$1,043,729
'16	$1,042,407	$1,042,535
'16	$1,039,777	$1,041,924
'16	$1,034,336	$1,033,954
'16	$1,010,552	$1,009,497
'16	$1,017,768	$1,010,921
'17	$1,026,944	$1,012,905
'17	$1,037,108	$1,019,713
'17	$1,037,661	$1,019,178
'17	$1,049,133	$1,027,043
'17	$1,057,714	$1,034,948
'17	$1,057,654	$1,033,906
'17	$1,064,603	$1,038,355
'17	$1,071,570	$1,047,669
'17	$1,070,630	$1,042,679
'17	$1,076,649	$1,043,283
'17	$1,073,737	$1,041,944
'17	$1,078,812	$1,046,726
'18	$1,075,890	$1,034,671
'18	$1,060,915	$1,024,863
'18	$1,062,118	$1,031,435
'18	$1,054,220	$1,023,764
'18	$1,053,405	$1,031,070
'18	$1,050,648	$1,029,802
'18	$1,055,016	$1,030,047
'18	$1,060,397	$1,036,675
'18	$1,056,579	$1,029,999
'18	$1,043,462	$1,021,860
'18	$1,042,753	$1,027,960
'18	$1,049,291	$1,046,845
'19	$1,074,580	$1,057,962
'19	$1,080,121	$1,057,349
'19	$1,101,430	$1,077,652
'19	$1,107,277	$1,077,928
'19	$1,125,792	$1,097,063
'19	$1,144,365	$1,110,840
'19	$1,148,151	$1,113,283
'19	$1,173,286	$1,142,130
'19	$1,165,641	$1,136,047
'19	$1,165,484	$1,139,469
'19	$1,164,770	$1,138,889
'19	$1,164,061	$1,138,095
'20	$1,188,134	$1,159,997
'20	$1,198,209	$1,180,875
'20	$1,152,156	$1,173,926
'20	$1,188,075	$1,194,794
'20	$1,206,728	$1,200,357
'20	$1,221,052	$1,207,918
'20	$1,248,492	$1,225,961
'20	$1,244,296	$1,216,065
'20	$1,240,089	$1,215,398
'20	$1,236,967	$1,209,971
'20	$1,259,107	$1,221,844
'20	$1,268,104	$1,223,528
'21	$1,258,352	$1,214,755
'21	$1,242,022	$1,197,213
'21	$1,233,496	$1,182,264
'21	$1,247,137	$1,191,604
'21	$1,251,915	$1,195,497
'21	$1,265,668	$1,203,897
'21	$1,278,330	$1,217,358
'21	$1,277,596	$1,215,040
'21	$1,266,749	$1,204,520
'21	$1,264,895	$1,204,188
'21	$1,260,767	$1,207,751
'21	$1,267,928	$1,204,661
'22	$1,232,139	$1,178,708
'22	$1,212,121	$1,165,558
'22	$1,179,593	$1,133,177
'22	$1,134,451	$1,090,175
'22	$1,134,840	$1,097,204
'22	$1,108,915	$1,079,991
'22	$1,137,937	$1,106,380
'22	$1,108,555	$1,075,117
'22	$1,058,448	$1,028,665
'22	$1,042,904	$1,015,341
'22	$1,081,818	$1,052,681
'22	$1,074,327	$1,047,933
'23	$1,116,943	$1,080,172
'23	$1,088,592	$1,052,244
'23	$1,107,211	$1,078,974
'23	$1,113,124	$1,085,513
'23	$1,100,190	$1,073,693
'23	$1,099,118	$1,069,864
'23	$1,101,608	$1,069,118
'23	$1,093,556	$1,062,289
'23	$1,065,219	$1,035,294
'23	$1,046,385	$1,018,956
'23	$1,098,499	$1,065,101
'23	$1,143,767	$1,105,872
'24	$1,144,310	$1,102,835
'24	$1,128,989	$1,087,254
'24	$1,144,150	$1,097,294
'24	$1,113,997	$1,069,578
'24	$1,133,067	$1,087,711
'24	$1,143,536	$1,098,009
'24	$1,166,512	$1,123,655
'24	$1,183,352	$1,139,802
'24	$1,202,766	$1,155,063
'24	$1,174,687	$1,126,419
'24	$1,186,824	$1,138,328
'24	$1,169,886	$1,119,699
'25	$1,177,067	$1,125,639

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	2.86%	-0.19%	1.64%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Feb. 01, 2024
AssetsNet		$ 248,414,741
Holdings Count | Holding		318
Advisory Fees Paid, Amount		$ 715,655
InvestmentCompanyPortfolioTurnover		301.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	248,414,741
Number of Portfolio Holdings	318
Portfolio Turnover Rate (%)	301
Total Net Advisory Fees Paid ($)	715,655
Effective Duration	6.4 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	39%
Government & Agency Obligations	21%
Asset-Backed	13%
Collateralized Mortgage Obligations	13%
Mortgage-Backed Securities Pass-Throughs	13%
Commercial Mortgage-Backed Securities	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	(6%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	48%
AA	8%
A	14%
BBB	29%
BB	4%
B	0%
Not Rated	3%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since February 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s Investment Management Agreement with its investment advisor, DWS Investment Management Americas, Inc., was amended to reduce the annual rate of the management fee at each contractual breakpoint by 0.05%.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since February 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.